Consolidated Cash Flow Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net profit/(loss) for the year	€ (123,897)	€ (68,505)	€ (32,922)
Reversal of finance income	(923)	(7,300)	(11,048)
Reversal of finance expenses	13,756	3,112	2,797
Reversal of tax charge	(477)	(227)	(652)
Adjustments for:
Share-based payment	9,709	7,321	1,713
Depreciation	734	677	558
Changes in working capital:
Deposits	(25)	2	(130)
Trade receivables	99	777	228
Other receivables	(770)	(302)	(128)
Prepayments	(4,945)	1,857	(3,199)
Trade payables and other payables	10,755	4,711	3,403
Deferred income	(94)	(2,978)	(4,833)
Cash flows generated from/(used in) operations	(96,078)	(60,855)	(44,213)
Finance income received	923	123	13
Finance expenses paid	(97)	(5)	(6)
Income taxes received / (paid)	153	558	740
Cash flows from/(used in) operating activities	(95,099)	(60,179)	(43,466)
Investing activities
Acquisition of property, plant and equipment	(941)	(672)	(1,039)
Cash flows used in investing activities	(941)	(672)	(1,039)
Financing activities
Capital increase	133,109	125,966	114,138
Cost of capital increase	(8,388)	(8,504)	(8,396)
Cash flows from / (used in) financing activities	124,721	117,462	105,742
Increase / (decrease) in cash and cash equivalents	28,681	56,611	61,237
Cash and cash equivalents at January 1	180,329	119,649	50,167
Effect of exchange rate changes on balances held in foreign currencies	(13,659)	4,069	8,245
Cash and cash equivalents at December 31	€ 195,351	€ 180,329	€ 119,649